SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


02-01   CEE      7400     14.3576      18.28 	     Weeden & Co
02-02	  " "      6000     14.5033      18.23             " "
02-05   " "      3100     14.4974      17.85             " "
02-06   " "      1300     14.3900      17.77 		   " "
02-07   " "      7000     14.2326      17.41             " "
02-08	  " "      6200     14.3000      17.45 	   	   " "
02-09   " "      6900     14.2020      17.21             " "
02-12   " "      9500     14.0174      17.16             " "
02-13   " "      8700     14.0372      17.31             " "
02-14   " "      9500     13.8332      17.03             " "
02-15   " "      8800     13.4213      17.13             " "
02-16   " "      9500     13.4337      16.70             " "
02-20   " "      8000     13.3719      16.53             " "
02-21   " "     10000     12.9995      16.01             " "
02-22   " "      9300     12.7935      15.67             " "
02-23   " "      7100     12.5859      15.62             " "
02-26   " "       700     12.7400      15.98             " "
02-27   " "     10000     12.6970      15.85             " "
02-28   " "       800     12.8200      15.88             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          03/01/01